INTANGIBLE ASSETS (Details)		6 Months Ended		12 Months Ended
		Dec. 31, 2024 USD ($) Patent	Dec. 31, 2023 USD ($)	Jun. 30, 2024 USD ($)
Reconciliation of changes in intangible assets other than goodwill [abstract]
Carrying value, beginning balance		$ 0
Carrying amount, ending balance		14,148,456		$ 0
Purchase of intangible assets		6,500,000	$ 0
Accrual of amount payable		3,841,685		259,325
Blacksand [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Purchase of intangible assets		6,500,000		5,500,000
Accrual of amount payable		$ 2,270,495
Blacksand [Member] | Bottom of range [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Number of global patents owned | Patent		40
Intellectual Property Rights [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Carrying value, beginning balance		$ 0	$ 0	0
Acquisition of Blacksand intellectual property rights	[1]	14,270,495
Amortisation		(122,039)
Carrying amount, ending balance		14,148,456		0
At Cost [Member] | Intellectual Property Rights [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Carrying value, beginning balance		0
Carrying amount, ending balance		14,270,495		0
Accumulated Depreciation [Member] | Intellectual Property Rights [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Carrying value, beginning balance		0
Carrying amount, ending balance		$ (122,039)		$ 0

[1]	During the period, the Group exercised its exclusive option to purchase intellectual property rights of Blacksand Technology, LLC (“Blacksand”). The Group now holds the exclusive commercial licensing rights for more than 40 global patents through a license agreement with the University of Utah including the global patents for patented technologies that can produce low-cost and low-carbon titanium metal. As consideration for the option, IperionX has made or will make payments totalling US$14,270,495 (of which US$5,500,000 was paid in prior periods, US$6,500,000 was paid during the half year ended 31 December 2024, and US$2,270,495 was payable at 31 December 2024).